VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accumulated depreciation
Depreciation	$ (37,455)	$ (35,870)
Vessels and equipment, net	2,189,950		$ 2,217,301
Vessels and equipment
Cost
Beginning balance, cost	2,467,470
Additions	0
Disposals	0
Ending balance, cost	2,467,470
Accumulated depreciation
Accumulated depreciation, beginning balance	(275,371)
Depreciation	(32,772)
Disposals	0
Accumulated depreciation, ending balance	(308,143)
Vessels and equipment, net	2,159,327		2,192,099
Dry docks
Cost
Beginning balance, cost	43,214
Additions	10,103
Disposals	(5,000)
Ending balance, cost	48,317
Accumulated depreciation
Accumulated depreciation, beginning balance	(18,012)
Depreciation	(4,682)
Disposals	5,000
Accumulated depreciation, ending balance	(17,694)
Vessels and equipment, net	30,623		25,202
Total
Cost
Beginning balance, cost	2,510,684
Additions	10,103
Disposals	(5,000)
Ending balance, cost	2,515,787
Accumulated depreciation
Accumulated depreciation, beginning balance	(293,383)
Depreciation	(37,454)
Disposals	5,000
Accumulated depreciation, ending balance	(325,837)
Vessels and equipment, net	$ 2,189,950		$ 2,217,301